Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands					12 Months Ended
		Apr. 14, 2016 USD ($) $ / shares	May 28, 2013 USD ($) $ / shares	Mar. 28, 2012 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares		Dec. 31, 2014 € / shares	Dec. 31, 2016 EUR (€) € / shares	Apr. 14, 2016 EUR (€)	Dec. 31, 2015 EUR (€) € / shares		May 28, 2013 EUR (€)	Mar. 28, 2012 EUR (€)
Strike price of warrants (in dollars per share) | € / shares								[1]	€ 3.22			[1]
Risk free interest rate at 5 years					1.00%		[1]	[1]
Share price volatility	[1],[2]				6060.00%
March 2012 Investor Warrants [member]
Share price at closing date (in dollars per share)				$ 1.95	$ 3.28	$ 4.13
Strike price of warrants (in dollars per share)				$ 2.75	$ 2.75	$ 2.75
Risk free interest rate at 5 years				1.05%	0.00%	0.00%
Share price volatility				120.00%	60.20%	70.00%
Dividend rates				0.00%	0.00%	0.00%
Unit fair value (in dollars per share)				$ 1.55	$ 0.69	$ 1.86
Total fair value (in thousands)				$ 2,173	$ 675	$ 1,840			€ 640		€ 1,691			€ 1,629
March 2012 Placement Agent Warrants [Member]
Share price at closing date (in dollars per share)				$ 1.95		$ 4.13
Strike price of warrants (in dollars per share)				$ 2.50		$ 2.50
Risk free interest rate at 5 years				0.92%		0.00%
Share price volatility				120.00%		70.00%
Dividend rates				0.00%		0.00%
Unit fair value (in dollars per share)				$ 1.52		$ 1.87
Total fair value (in thousands)				$ 256		$ 107					99			€ 192
May 2013 Investor Warrants [Member]
Share price at closing date (in dollars per share)			$ 3.96		$ 3.28	$ 4.13
Strike price of warrants (in dollars per share)			$ 4.25		$ 4.25	$ 4.25
Risk free interest rate at 5 years			1.07%		0.00%	0.00%
Share price volatility			71.00%		60.20%	70.00%
Dividend rates			0.00%		0.00%	0.00%
Unit fair value (in dollars per share)			$ 2.35		$ 0.79	$ 1.82
Total fair value (in thousands)			$ 3,525		$ 1,179	$ 2,737			1,119		2,514		€ 2,725
May 2013 Placement Agent Warrants [Member]
Share price at closing date (in dollars per share)			$ 3.96			$ 4.13
Strike price of warrants (in dollars per share)			$ 5			$ 5
Risk free interest rate at 5 years			0.36%			0.00%
Share price volatility			72.00%			70.00%
Dividend rates			0.00%			0.00%
Unit fair value (in dollars per share)			$ 1.62			$ 0.44
Total fair value (in thousands)			$ 292			$ 80					€ 73		€ 225
April 2016 Investor Warrants [Member]
Share price at closing date (in dollars per share)		$ 3.64			$ 3.28
Strike price of warrants (in dollars per share)		$ 4.50			$ 4.50
Risk free interest rate at 5 years		0.00%			0.00%
Share price volatility		60.20%			60.20%
Dividend rates		0.00%			0.00%
Unit fair value (in dollars per share)		$ 1.09			$ 0.69
Total fair value (in thousands)		$ 3,579			$ 2,279				€ 2,162	€ 3,168

[1]	The Company did not make any grants during the years ended December 31, 2015 and 2014.
[2]	Historical volatility calculated over 10 years.